Deposit With Futures Broker, Net	12 Months Ended
Dec. 31, 2025
Deposit With Futures Broker, Net [Abstract]
Deposit With Futures Broker, Net

NOTE 10 — DEPOSIT WITH FUTURES BROKER, NET

During the year ended December 31, 2025, the Company engaged in trading of exchange-traded equity index futures through a margin account maintained with a regulated futures broker. These contracts were accounted for as derivative instruments under ASC 815, Derivatives and Hedging, and were not designated as hedging instruments for accounting purposes.

The margin deposit, which is denominated in US$, represents cash funds placed with the futures broker to support margin requirements and trading activities denominated in Japanese yen (“JPY) within the margin account. Realised gains and losses from futures transactions, along with brokerage fees, margin interest, and other associated charges, were accumulated within the margin account.

As of December 31, 2025, the Company had a margin deposit held with the broker of US$ 760,000, and a margin account of accumulated trading losses and margin-related charges of JPY 109,875,291 (US$700,631), which are presented as a net amount of US59,368.

Prior to the financial year end, the Company has ceased all derivative trading activities. Upon subsequent closure of the margin account in the near term, any remaining cash balances are expected to be remitted to the Company net of outstanding broker charges and financing costs.

All realised and unrealised gains and losses arising from futures trading activities during the year were recognized in earnings within other income (expense) in the consolidated statement of comprehensive income.

Fair Value Measurements

The futures contracts traded during the year were exchange-traded instruments valued using quoted prices in active markets and, when outstanding, would have been classified within Level 1 of the fair value hierarchy under ASC 820, Fair Value Measurement.

As of December 31, 2025, the Company held no derivative assets or liabilities subject to recurring fair value measurement.